SHARE CAPITAL AND SHARE-BASED PAYMENTS - Activity of Outstanding Units Other than Options (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1	608,763,000	535,579,000
Granted (in units)	107,318,000	73,184,000
Redeemed / Settled (in units)	(182,383,000)	0
Outstanding, December 31	533,698,000	608,763,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1	541,006,000	704,055,000
Granted (in units)	322,935,000	242,565,000
Redeemed / Settled (in units)	(276,983,000)	(313,003,000)
Forfeited (in units)	(161,863,000)	(92,611,000)
Outstanding, December 31	425,095,000	541,006,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1	391,432,000	524,550,000
Granted (in units)	174,900,000	159,850,000
Redeemed / Settled (in units)	(255,232,000)	(190,000,000)
Forfeited (in units)	0	(102,968,000)
Outstanding, December 31	311,100,000	391,432,000